INDEBTEDNESS (Tables)	12 Months Ended
Jul. 22, 2013
Debt Disclosure [Abstract]
Schedule of Borrowings

Total borrowings consist of the following obligations:

(In millions)	2012	2011
Term Loan A, due October 9, 2017	$550.0	$—
Term Loan B, due October 9, 2019	325.0	—
Senior notes, 6.125% interest, due October 15, 2020	375.0	—
Notes payable	—	0.5

Total debt obligations	1,250.0	0.5

Less: current maturities	(30.7)	(0.5)

Total long-term debt	$1,219.3	$—

Schedule of Annual Maturities of Long-Term Debt

Annual maturities of long-term debt for the five fiscal years subsequent to December 29, 2012, are as follows:

(In millions)	2013	2014	2015	2016	2017	Thereafter
Annual maturities of long-term debt	$30.7	$59.1	$61.7	$82.3	$332.4	$683.8